May 15, 2015

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc.
1933 Act File No. 33-3677
1940 Act File No. 811-4603
Form N-14 Registration Statement under the Securities Act of 1933

Dear SEC Reviewer:

On behalf of Thrivent Series Fund, Inc., a multi-series trust (the “Registrant”), I am filing the registration statement on Form N-14. As indicated on the Form N-14 facing page, the Registrant has requested that the registration statement become effective on June 15, 2015 pursuant to Rule 488 of the Securities Act of 1933. The registration statement is being filed to seek shareholder approval of a proposed reorganization of the Portfolio listed in the first column (each a “Target Portfolio”) into the Portfolio series listed in the second column below (each an “Acquiring Portfolio”).

TARGET PORTFOLIO

Thrivent Partner Small Cap Growth Portfolio

Thrivent Partner Small Cap Value Portfolio

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

Thrivent Natural Resources Portfolio

Thrivent Partner Technology Portfolio

ACQUIRING PORTFOLIO

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Stock Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Growth Portfolio

All Portfolios are series of the Registrant.

Please call me at (612) 844-4198 if you have any questions. Thank you.

Sincerely,

/s/ Michael W. Kremenak
Michael W. Kremenak Secretary and Chief Legal Officer